Preferred, Common Stock and Additional Paid in Capital - Equity (Details) (USD $)	7 Months Ended	12 Months Ended
	Jul. 22, 2011 Prior to Reverse Stock Split adjustment	Dec. 31, 2011 Common Stock	Dec. 31, 2012 Common Stock	Nov. 23, 2009 Common Stock	Nov. 22, 2009 Common Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock
Common Stock Disclosures [Abstract]
Common Stock - Shares Authorized		300,000,000	300,000,000	300,000,000	100,000,000
Common Stock - Par Value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common shares offered in public offering	16,700,000	1,113,334
Public offering price	$ 1.8
Preferred Stock Disclosures [Abstract]
Preferred Stock - Shares Authorized						25,000,000	25,000,000
Preferred Stock - Par Value						$ 0.01	$ 0.01
Preferred Stock - Shares Issued						0	0